BUSINESS COMBINATION (Details 13)	12 Months Ended
	Dec. 31, 2022 shares
Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	599,891
Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	118,831
Assets Transferred [Member] | Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	A payment in the amount of R$201 milion is being carried out in the transaction.
Assets Transferred [Member] | Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	77,768	[1]
Assets Transferred [Member] | Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	123,947	[1]
Assets Transferred 1 [Member] | Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	Refers to financial adjustment of working capital and debt
Assets Transferred 1 [Member] | Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	(3,914)	[1]
Assets Transferred 1 [Member] | Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	(5,116)	[1]
Equity Interests Issued [Member] | Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	Shares issued by Elizabeth Cimentos and acquired by CSN Cimentos.
Equity Interests Issued [Member] | Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	526,037	[2]

[1]	The transaction included payments by CSN Cimentos of R$77,768 and R$123,947 on August 31, 2021, and an adjustment in the amount of R$3,914 and R$5,116, received in December 2021 related to working capital adjustment provided for in the sale agreement.
[2]	In August 2021, Elizabeth Cimentos performed a primary issuance of 2,382,758,512 new common shares, nominative and with no par value, which were subscribed and paid in by CSN Cimentos.